CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues
Net revenues	$ 719,525,983	$ 692,604,955	$ 462,030,656
Cost of revenues	(73,762,283)	(68,297,832)	(72,909,834)
Selling, general and administrative expenses	(622,026,035)	(607,164,835)	(402,257,946)
Other operating income, net	380,849	597,853	2,163,443
Income (loss) from operations	24,118,514	17,740,141	(10,973,681)
Interest income,net	7,268,530	151,931	1,085,785
Other income (loss), net	300,056	1,978,511	(4,219,193)
Income (loss) before taxes and loss from equity in affiliates	31,687,100	19,870,583	(14,107,089)
Income tax benefits (expenses)	(10,665,022)	(8,989,662)	1,334,340
Income (loss) before loss from equity in affiliates	21,022,078	10,880,921	(12,772,749)
Loss from equity in affiliates, net of tax of nil	(23,859)	(9,070)	(78,634)
Net income (loss)	20,998,219	10,871,851	(12,851,383)
Less: Net income (loss) attributable to non-controlling interests	1,695,981	(650,145)	629,144
Net income (loss) attributable to Leju Holdings Limited shareholders	$ 19,302,238	$ 11,521,996	$ (13,480,527)
Income (loss) per share:
Basic (in dollars per share)	$ 0.14	$ 0.08	$ (0.10)
Diluted (in dollars per share)	$ 0.14	$ 0.08	$ (0.10)
Shares used in computation of income (loss) per share
Basic (in shares)	136,070,785	135,770,793	135,763,962
Diluted (in shares)	137,564,567	135,811,751	135,763,962
E-commerce
Revenues
Net revenues	$ 547,895,262	$ 547,184,192	$ 320,271,080
Online advertising
Revenues
Net revenues	170,782,688	143,778,573	138,371,646
Listing
Revenues
Net revenues	$ 848,033	$ 1,642,190	$ 3,387,930